Reconciliation of Segment Operating Income to Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 52,503	$ 48,999	$ 55,241
Research and development expense	(6,041)	(4,475)	(3,381)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	62,209	56,525	61,498
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development expense	(6,041)	(4,475)	(3,381)
Corporate assets
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other corporate expenses, net	$ (3,665)	$ (3,051)	$ (2,876)